UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22593

The Cushing Energy Income Fund
(Exact name of registrant as specified in charter)

300 Crescent Court, Suite 1700
Dallas, TX 75201
(Address of principal executive offices) (Zip code)

Jerry V. Swank
300 Crescent Court, Suite 1700
Dallas, TX 75201
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2019

		Fair
Common Stock - 69.8%	Shares	Value
Exploration & Production - 49.9%
Canada - 7.4%
Suncor Energy, Inc.(1)	17,397	$599,501
Vermilion Energy, Inc.(1)	41,000	1,048,780
France - 2.7%
Total S.A.(1)	10,300	586,173
Netherlands - 5.6%
Royal Dutch Shell Plc(1)	19,981	1,243,018
United Kingdom - 5.8%
BP Plc(1)	30,307	1,292,594
United States - 28.4%
Anadarko Petroleum Corporation(1)	6,750	293,625
Cabot Oil & Gas Corporation(1)	37,870	932,359
Chevron Corporation(1)	11,110	1,328,534
Cimarex Energy Company(1)	6,500	467,415
Concho Resources, Inc.(1)(2)	4,500	495,000
Occidental Petroleum Corporation(1)	10,901	721,101
Parsley Energy, Inc.(1)(2)	48,302	876,198
Pioneer Natural Resource Company(1)	3,900	549,705
Rosehill Resources, Inc.(1)(2)	146,749	444,649
Whiting Petroleum Corporation(1)(2)	6,790	165,472
		11,044,124
Large Cap Diversified C Corps - 5.9%
United States - 5.9%
ONEOK, Inc.(1)	20,400	1,310,904

Natural Gas Gatherers & Processors - 5.1%
United States - 5.1%
Targa Resources Corporation(1)	27,926	1,123,742

Oil & Gas Exploration & Production - 4.6%
United States - 4.6%
Conoco Phillips(1)	6,900	468,165
Diamondback Energy Inc.(1)	5,403	556,131
		1,024,296
Oil & Gas Refining & Marketing - 2.0%
United States - 2.0%
WPX Energy Inc.(2)	36,000	444,240

Refiners - 2.3%
United States - 2.3%
Marathon Petroleum Corporation	30,000	498,000
Total Common Stock (Cost $15,491,002)		$15,445,306

MLP Investments and Related Companies - 25.1%	Units
Exploration & Production - 0.2%
United States - 0.2%
Kimbell Partners L.P.(1)	2,238	$39,165

Large Cap MLP - 4.8%
United States - 4.8%
Energy Transfer, L.P.(1)	72,745	1,075,898

Marine - 2.2%
Republic of the Marshall Islands - 2.2%
Golar LNG Partners, L.P.(1)	38,624	498,250

Natural Gas Gatherers & Processors - 9.4%
United States - 9.4%
DCP Midstream Partners, L.P.(1)	27,821	896,671
EnLink Midstream Partners, L.P.	40,250	448,787
Noble Midstream Partners, L.P.	21,871	736,178
		2,081,636
Coal - 2.6%
Canada - 2.6%
Natural Resource Partners L.P.(1)	20,000	568,000

Upstream MLPs - 5.9%
United States - 5.9%
Viper Energy Partners, L.P.(1)	39,685	1,306,033

Total MLP Investments and Related Companies (Cost $5,407,606)		$5,568,982

Preferred Stock - 0.5%	Shares
Upstream MLPs - 0.5%
United States - 0.5%
Mid-Con Energy Partners, L.P.	116,279	$113,942
Total Preferred Stock (Cost $250,000)		$113,942

Fixed Income - 15.4%	Principal Amount
Exploration & Production - 15.4%
United States - 15.4%
Continental Resources, Inc., 3.800%, due 06/01/2024(1)	500,000	494,408
Highpoint Operation Corporation, 7.000%, due 10/15/2022	500,000	481,250
Murphy Oil Corporation, 5.875%, due 12/01/2042(1)	600,000	530,187
QEP Resources, Inc., 5.625%, due 03/01/2026(1)	1,500,000	1,413,750
Range Resources Corporation, 5.000%, due 03/15/2023(1)	500,000	485,000
Total Fixed Income (Cost $3,389,277)		$3,404,595

Short-Term Investments - Investment Companies - 4.4%	Shares
United States - 4.4%
Fidelity Government Portfolio Fund - Institutional Class, 2.29%(1)(3)	242,882	$242,882
First American Prime Obligations Fund - Class Z, 2.29%(1)(3)	242,882	242,882
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 2.33%(1)(3)	242,883	242,883
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 2.31%(1)(3)	242,883	242,883
Total Short-Term Investments - Investment Companies (Cost $971,530)		$971,530

Total Investments - 115.2% (Cost $25,509,415)		$25,504,355
Written Options(4) - (0.0)% (Premiums received $8,690)		(800)
Liabilities in Excess of Other Assets - (15.2)%		(3,369,408)
Net Assets Applicable to Common Stockholders - 100.0%		$22,134,147
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the fiscal year ended February 28, 2019. As such, it is classified as a non-income producing security as of February 28, 2019.
(3)	Rate reported is the current yield as of February 28, 2019.
(4)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Viper Energy Partners, L.P., Call Option	$37.00	3/19/2019	USD	160	$8,690	$800	$7,890
						$8,690	$800	$7,890

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2019 was as follows*:

Cost of investments	$25,500,725
Gross unrealized appreciation	2,315,200
Gross unrealized depreciation	(2,312,370)
Net unrealized appreciation	$2,830

* The above table only reflects tax adjustments through November 30, 2018.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Energy Income Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2019	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$15,445,306	$15,445,306	$-	$-
Master Limited Partnerships and Related Companies (a)	5,568,982	5,568,982	-	-
Preferred Stock (a)	113,942	113,942	-
Total Equity Securities	21,128,230	21,128,230	-	-
Notes Senior Notes(a)	3,404,595	-	3,404,595
Total Notes	3,404,595	-	3,404,595
Other Short Term Investments (a)	971,530	971,530	-	-
Total Other	971,530	971,530	-	-
Total Assets	$25,504,355	$22,099,760	$3,404,595	$-
Liabilities Written Options	$800	$800	$-	$-
Total Liabilities	$800	$800	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2019.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended February 28, 2019.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

There were no transactions in purchased options during the period ended February 28, 2019.

The average monthly fair value of written options during the period ended February 28, 2019 was $267.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2019:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 63,982	$ 63,982

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ 7,890	$ 7,890
Asset derivatives
Risk Exposure Category	Statement of Assets and Liabilities location		Fair Value
Equity Contracts	Written options, at fair value		$ 800

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Cushing Energy Income Fund

By (Signature and Title)            /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date           April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date          April 29, 2019

By (Signature and Title)         /s/ John H. Alban
 John H. Alban, Treasurer & Chief Financial Officer

Date          April 29, 2019